Loss per share	6 Months Ended
Jun. 30, 2012
Loss Per Share
Loss Per Share
17. Loss per share:

The Company calculates basic and diluted loss per share as follows:

	Six-month period ended June 30,
	2011			2012
	Loss (numerator)	Weighted- average number of outstanding shares (denominator)	Amount per share	Loss (numerator)	Weighted- average number of outstanding shares (denominator)	Amount per share

Net loss attributable to DryShips Inc	$(88,324)	-	-	$(65,658)	-	-
Less: Series A Convertible Preferred stock dividends	(3,930)	-	-	-	-	-
Basic and diluted LPS
Loss attributable to common stockholders	$(92,254)	344,259,487	$(0.27)	$(65,658)	380,152,244	(0.17)

For the six-month period ended June 30, 2011, Series A Convertible Preferred Stock and non-vested, participating restricted common stock were not included in the computation of diluted earnings per share because the effect is anti-dilutive. No Series A convertible Preferred Stock existed as of December 31, 2011 and June 30, 2012.

Non-vested share-based payment awards that contain rights to receive non forfeitable dividends or dividend equivalents (whether paid or unpaid) and participate equally in undistributed earnings are participating securities and, thus, are included in the two-class method of computing earnings per share. Non-vested, participating restricted common stock does not have a contractual obligation to share in the losses and was therefore, excluded from the basic loss per share calculation for the six-month period ended June 30, 2011 and 2012, due to the losses in 2011 and 2012.

The warrants were not included in the computation of diluted earnings per share because the effect is anti-dilutive for the six-month period ended June 30, 2011 and 2012, since they are out-of-the-money.

In relation to the Convertible Senior Notes due in fiscal year 2014 (Note 9), upon conversion, the Company may settle its conversion obligations, at its election, in cash, shares of Class A common stock or a combination of cash and shares of Class A common stock. The Company has elected on conversion, any amount due up to the principal portion of the Convertible Senior Notes to be paid in cash, with the remainder, if any, settled in shares of Class A common shares. Based on this presumption and in accordance with ASC 260 "Earnings per Share", any dilutive effect of the Convertible Senior Notes under the if-converted method is not included in the diluted earnings per share presented above. None of the shares were dilutive since the average share price for the period the Convertible Senior Notes were issued until June 30, 2011 and 2012, did not exceed the conversion price. The 26,100,000 loaned shares of common stock issued during 2009 and the 10,000,000 issued during 2010 are excluded in computing earnings per share as no default has occurred as set out in the share lending agreement. During 2011 and 2012, the share borrower returned 1,000,000 and 10,000,000, respectively of the above loaned shares to the Company, which were not retired.